SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT (No. 002-52322)
	UNDER THE SECURITIES ACT OF 1933	[X]
	Pre-Effective Amendment No.	[ ]
	Post-Effective Amendment No. 107	[X]
and
REGISTRATION STATEMENT (No. 811-02546)
	UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
	Amendment No. 107	[X]

Fidelity Commonwealth Trust
(Exact Name of Registrant as Specified in Charter)

82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number: 617-563-7000

Scott C. Goebel, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)

It is proposed that this filing will become effective
(X)	immediately upon filing pursuant to paragraph (b).
( )	on () pursuant to paragraph (b) at 5:30 p.m. Eastern Time.
( )	60 days after filing pursuant to paragraph (a)(1) at 5:30 p.m. Eastern Time.
( )	on ( ) pursuant to paragraph (a)(1) of Rule 485 at 5:30 p.m. Eastern Time.
( )	75 days after filing pursuant to paragraph (a)(2) at 5:30 p.m. Eastern Time.
( )	on ( ) pursuant to paragraph (a)(2) of Rule 485 at 5:30 p.m. Eastern Time.

If appropriate, check the following box:
( )	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The purpose of this Post-Effective Amendment No. 107 to Fidelity Commonwealth Trust's Registration Statement on Form N-1A is to file Exhibit (d)(7). The prospectuses and statements of additional information (SAIs) for this Post-Effective Amendment No. 107 are identical to those filed in Post-Effective Amendment No. 106, and the prospectuses and SAIs are incorporated herein in their entirety by reference to those filed in Post-Effective Amendment No. 106. This is not intended to affect Post-Effective Amendment No. 106.

Fidelity Commonwealth Trust

Post-Effective Amendment No. 107

PART C. OTHER INFORMATION

Item 23. Exhibits

(a) (1) Amended and Restated Declaration of Trust, dated July 17, 2003, is incorporated herein by reference to Exhibit (a) of Post-Effective Amendment No. 78.

(2) Certificate of Amendment to the Declaration of Trust, dated November 17, 2004, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 84.

(3) Certificate of Amendment to the Declaration of Trust, dated April 16, 2008, is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 103.

(b) Bylaws of the Trust, as amended and dated June 17, 2004, are incorporated herein by reference to Exhibit (b) of Fidelity Summer Street Trust's (File No. 002-58542) Post-Effective Amendment No. 63.

(c) Not applicable.

(d) (1) Management Contract, dated August 1, 2008, between Fidelity Mid-Cap Stock Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 105.

(2) Management Contract, dated August 1, 2007, between Fidelity Large Cap Stock Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 100.

(3) Management Contract, dated August 1, 2007, between Fidelity Small Cap Stock Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 100.

(4) Management Contract, dated August 1, 2007, between Fidelity Small Cap Retirement Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 100.

(5) Management Contract, dated July 17, 2003, between Fidelity NASDAQ Composite Index Tracking Stock and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 78.

(6) Management Contract, dated July 17, 2003, between Fidelity NASDAQ Composite Index Fund and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 78.

(7) Amended and Restated Management Contract, dated October 1, 2005, between Spartan 500 Index Fund and Fidelity Management & Research Company, is filed herein as Exhibit (d)(7).

(8) Management Contract, dated March 15, 2007, between Fidelity 100 Index Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 99.

(9) Sub-Advisory Agreement, dated January 1, 2001, between Fidelity Management & Research Company and FMR Co., Inc., on behalf of Fidelity Large Cap Stock Fund, is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 73.

(10) Sub-Advisory Agreement, dated January 1, 2001, between Fidelity Management & Research Company and FMR Co., Inc., on behalf of Fidelity Mid-Cap Stock Fund, is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 73.

(11) Sub-Advisory Agreement, dated January 1, 2001, between Fidelity Management & Research Company and FMR Co., Inc., on behalf of Fidelity Small Cap Retirement Fund, is incorporated herein by reference to Exhibit (d)(23) of Post-Effective Amendment No. 73.

(12) Sub-Advisory Agreement, dated January 1, 2001, between Fidelity Management & Research Company and FMR Co., Inc., on behalf of Fidelity Small Cap Stock Fund, is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 73.

(13) Sub-Advisory Agreement, dated January 1, 2001, between Fidelity Management & Research Company and FMR Co., Inc., on behalf of Spartan 500 Index Fund, is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 73.

(14) Sub-Advisory Agreement, dated July 17, 2003, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity NASDAQ Composite Index Fund, is incorporated herein by reference to Exhibit (d)(25) of Post-Effective Amendment No. 78.

(15) Sub-Advisory Agreement, dated July 17, 2003, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity NASDAQ Composite Index Tracking Stock, is incorporated herein by reference to Exhibit (d)(26) of Post-Effective Amendment No. 78.

(16) Sub-Advisory Agreement, dated August 4, 2003, between Fidelity Management & Research Company and Geode Capital Management, LLC, on behalf of Spartan 500 Index Fund, is incorporated herein by reference to Exhibit (d)(27) of Post-Effective Amendment No. 80.

(17) Sub-Advisory Agreement, dated August 4, 2003, between Fidelity Management & Research Company and Geode Capital Management, LLC, on behalf of Fidelity NASDAQ Composite Index Fund, is incorporated herein by reference to Exhibit (d)(28) of Post-Effective Amendment No. 80.

(18) Sub-Advisory Agreement, dated August 4, 2003, between Fidelity Management & Research Company and Geode Capital Management, LLC, on behalf of Fidelity NASDAQ Composite Index Tracking Stock, is incorporated herein by reference to Exhibit (d)(29) of Post-Effective Amendment No. 80.

(19) Sub-Advisory Agreement, dated March 15, 2007, between FMR Co., Inc. and Fidelity Management & Research Company, on behalf of Fidelity 100 Index Fund, is incorporated herein by reference to Exhibit (d)(27) of Post-Effective Amendment No. 99.

(20) Sub-Advisory Agreement, dated March 15, 2007, between Fidelity Management & Research Company and Geode Capital Management, LLC, on behalf of Fidelity 100 Index Fund, is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 105.

(21) Sub-Advisory Agreement, dated September 9, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Commonwealth Trust on behalf of Fidelity Large Cap Stock Fund, Fidelity Mid Cap Stock Fund, Fidelity Small Cap Retirement Fund, and Fidelity Small Cap Stock Fund is incorporated herein by reference to Exhibit (d)(48) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 82.

(22) Schedule A, dated November 18, 2008, to the Sub-Advisory Agreement, dated September 9, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Commonwealth Trust on behalf of Fidelity Large Cap Stock Fund, Fidelity Mid Cap Stock Fund, Fidelity Small Cap Retirement Fund, and Fidelity Small Cap Stock Fund is incorporated herein by reference to Exhibit (d)(5) of Fidelity Select Portfolios' (File No. 002-69972) Post-Effective Amendment No. 89.

(23) Sub-Advisory Agreement, dated September 29, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (Japan) Inc., on behalf of Fidelity Commonwealth Trust on behalf of Fidelity Large Cap Stock Fund, Fidelity Mid Cap Stock Fund, Fidelity Small Cap Retirement Fund, and Fidelity Small Cap Stock Fund is incorporated herein by reference to Exhibit (d)(50) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 82.

(24) Schedule A, dated November 18, 2008, to the Sub-Advisory Agreement, dated September 29, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (Japan) Inc., on behalf of Fidelity Commonwealth Trust on behalf of Fidelity Large Cap Stock Fund, Fidelity Mid Cap Stock Fund, Fidelity Small Cap Retirement Fund, and Fidelity Small Cap Stock Fund is incorporated herein by reference to Exhibit (d)(7) of Fidelity Select Portfolios' (File No. 002-69972) Post-Effective Amendment No. 89.

(25) Sub-Advisory Agreement, dated July 17, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc., on behalf of Fidelity Commonwealth Trust on behalf of Fidelity Large Cap Stock Fund, Fidelity Mid Cap Stock Fund, Fidelity Small Cap Retirement Fund, and Fidelity Small Cap Stock Fund is incorporated herein by reference to Exhibit (d)(27) of Fidelity Hastings Street Trust's (File No. 002-11517) Post-Effective Amendment No. 121.

(26) Schedule A, dated September 17, 2008, to the Sub-Advisory Agreement, dated July 17, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc., on behalf of Fidelity Commonwealth Trust on behalf of Fidelity Large Cap Stock Fund, Fidelity Mid Cap Stock Fund, Fidelity Small Cap Retirement Fund, and Fidelity Small Cap Stock Fund is incorporated herein by reference to Exhibit (d)(9) of Fidelity Select Portfolios' (File No. 002-69972) Post-Effective Amendment No. 89.

(27) Amended and Restated Master International Research Agreement, dated August 1, 2007, between Fidelity Management & Research Company and Fidelity International Investment Advisors (currently known as FIL Investment Advisors), on behalf of Fidelity Commonwealth Trust on behalf of Fidelity Large Cap Stock Fund, Fidelity Mid Cap Stock Fund, Fidelity Small Cap Retirement Fund, and Fidelity Small Cap Stock Fund is incorporated herein by reference to Exhibit (d)(44) of Fidelity Fixed Income Trust's (File No. 002-41839) Post-Effective Amendment No. 113.

(28) Schedule A, dated August 1, 2007, to the Amended and Restated Master International Research Agreement, dated August 1, 2007, between Fidelity Management & Research Company and Fidelity International Investment Advisors (currently known as FIL Investment Advisors), on behalf of Fidelity Commonwealth Trust on behalf of Fidelity Large Cap Stock Fund, Fidelity Mid Cap Stock Fund, Fidelity Small Cap Retirement Fund, and Fidelity Small Cap Stock Fund is incorporated herein by reference to Exhibit (d)(45) of Fidelity Fixed Income Trust's (File No. 002-41839) Post-Effective Amendment No. 113.

(29) Amended and Restated Sub-Research Agreement, dated August 1, 2007, between Fidelity International Investment Advisors (currently known as FIL Investment Advisors) and Fidelity International Investment Advisors (U.K.) Limited (currently known as FIL Investment Advisors (U.K.) Ltd.), on behalf of Fidelity Commonwealth Trust on behalf of Fidelity Large Cap Stock Fund, Fidelity Mid Cap Stock Fund, Fidelity Small Cap Retirement Fund, and Fidelity Small Cap Stock Fund is incorporated herein by reference to Exhibit (d)(48) of Fidelity Fixed Income Trust's (File No. 002-41839) Post-Effective Amendment No. 113.

(30) Schedule A, dated August 1, 2007, to the Amended and Restated Sub-Research Agreement, dated August 1, 2007, between Fidelity International Investment Advisors (currently known as FIL Investment Advisors) and Fidelity International Investment Advisors (U.K.) Limited (currently known as FIL Investment Advisors (U.K.)Ltd.), on behalf of Fidelity Commonwealth Trust on behalf of Fidelity Large Cap Stock Fund, Fidelity Mid Cap Stock Fund, Fidelity Small Cap Retirement Fund, and Fidelity Small Cap Stock Fund is incorporated herein by reference to Exhibit (d)(49) of Fidelity Fixed Income Trust's (File No. 002-41839) Post-Effective Amendment No. 113.

(31) Amended and Restated Sub-Research Agreement, dated August 1, 2007, between Fidelity International Investment Advisors (currently known as FIL Investment Advisors) and Fidelity Investments Japan Limited, on behalf of Fidelity Commonwealth Trust on behalf of Fidelity Large Cap Stock Fund, Fidelity Mid Cap Stock Fund, Fidelity Small Cap Retirement Fund, and Fidelity Small Cap Stock Fund is incorporated herein by reference to Exhibit (d)(52) of Fidelity Fixed Income Trust's (File No. 002-41839) Post-Effective Amendment No. 113.

(32) Schedule A, dated August 1, 2007, to the Amended and Restated Sub-Research Agreement, dated August 1, 2007, between Fidelity International Investment Advisors (currently known as FIL Investment Advisors) and Fidelity Investments Japan Limited, on behalf of Fidelity Commonwealth Trust on behalf of Fidelity Large Cap Stock Fund, Fidelity Mid Cap Stock Fund, Fidelity Small Cap Retirement Fund, and Fidelity Small Cap Stock Fund is incorporated herein by reference to Exhibit (d)(53) of Fidelity Fixed Income Trust's (File No. 002-41839) Post-Effective Amendment No. 113.

(33) General Research Services Agreement and Schedule B, each dated January 20, 2006, among Fidelity Management & Research Company, FMR Co., Inc., Fidelity Investments Money Management Inc., and Fidelity Research & Analysis Company, on behalf of Fidelity Commonwealth Trust on behalf of Fidelity Large Cap Stock Fund, Fidelity Mid-Cap Stock Fund, Fidelity Small Cap Retirement Fund, and Fidelity Small Cap Stock Fund is incorporated herein by reference to Exhibit (d)(38) of Variable Insurance Products Fund's (File No. 002-75010) Post-Effective Amendment No. 62.

(34) Schedule A, dated November 18, 2008, to the General Research Services Agreement, dated January 20, 2006, among Fidelity Management & Research Company, FMR Co., Inc., Fidelity Investments Money Management Inc., and Fidelity Research & Analysis Company, on behalf of Fidelity Commonwealth Trust on behalf of Fidelity Large Cap Stock Fund, Fidelity Mid-Cap Stock Fund, Fidelity Small Cap Retirement Fund, and Fidelity Small Cap Stock Fund is incorporated herein by reference to Exhibit (d)(17) of Fidelity Select Portfolios' (File No. 002-69972) Post-Effective Amendment No. 89.

(e) (1) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Large Cap Stock Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 98.

(2) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Mid-Cap Stock Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 98.

(3) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity NASDAQ Composite Index Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 98.

(4) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity NASDAQ Composite Index Tracking Stock and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 98.

(5) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Small Cap Retirement Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment No. 98.

(6) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity Small Cap Stock Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(7) of Post-Effective Amendment No. 98.

(7) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Spartan 500 Index Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(8) of Post-Effective Amendment No. 98.

(8) General Distribution Agreement, dated March 15, 2007, between Fidelity 100 Index Fund and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit (e)(8) of Post-Effective Amendment No. 99.

(f) The Fee Deferral Plan for Independent Trustees and Trustees of the Fidelity Funds, effective as of September 15, 1995 and amended through August 1, 2008 is incorporated herein by reference to Exhibit (f) of Fidelity Hastings Street Trust's (File No. 002-11517) Post-Effective Amendment No. 121.

(g) (1) Custodian Agreement and Appendix C, D, and E, dated January 1, 2007, between Brown Brothers Harriman & Company and Fidelity Commonwealth Trust on behalf of Fidelity Large Cap Stock Fund and Fidelity Small Cap Stock Fund are incorporated herein by reference to Exhibit (g)(1) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 72.

(2) Appendix A, dated February 2, 2009, to the Custodian Agreement, dated January 1, 2007, between Brown Brothers Harriman & Company and Fidelity Commonwealth Trust on behalf of Fidelity Large Cap Stock Fund and Fidelity Small Cap Stock Fund is incorporated herein by reference to Exhibit (g)(2) of Fidelity Securities Fund's (File No. 002-93601) Post-Effective Amendment No. 84.

(3) Appendix B, dated April 13, 2009, to the Custodian Agreement, dated January 1, 2007, between Brown Brothers Harriman & Company and Fidelity Commonwealth Trust on behalf of Fidelity Large Cap Stock Fund and Fidelity Small Cap Stock Fund is incorporated herein by reference Exhibit (g)(3) of Post-Effective Amendment No. 106.

(4) Custodian Agreement and Appendix C, D, and E, dated January 1, 2007, between JPMorgan Chase Bank, N.A. and Fidelity Commonwealth Trust on behalf of Fidelity 100 Index Fund, Fidelity NASDAQ Composite Index Fund, and Fidelity NASDAQ Composite Index Tracking Stock are incorporated herein by reference to Exhibit (g)(2) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 72.

(5) Appendix A, dated June 17, 2009 to the Custodian Agreement, dated January 1, 2007, between JPMorgan Chase Bank, N.A. and and Fidelity Commonwealth Trust on behalf of Fidelity 100 Index Fund, Fidelity NASDAQ Composite Index Fund, and Fidelity NASDAQ Composite Index Tracking Stock is incorporated herein by reference to Exhibit (g)(2) of Fidelity Hereford Street Trust's (File No. 033-52577) Post-Effective Amendment No. 23.

(6) Appendix B, dated April 9, 2009 to the Custodian Agreement, dated January 1, 2007, between JPMorgan Chase Bank, N.A. and Fidelity Commonwealth Trust on behalf of Fidelity 100 Index Fund, Fidelity NASDAQ Composite Index Fund, and Fidelity NASDAQ Composite Index Tracking Stock is incorporated herein by reference to Exhibit (g)(3) of Fidelity Hereford Street Trust's (File No. 033-52577) Post-Effective Amendment No. 23.

(7) Custodian Agreement and Appendix C, D, and E, dated January 1, 2007, between Mellon Bank, N.A. (currently known as The Bank of New York Mellon) and Fidelity Commonwealth Trust on behalf of Spartan 500 Index Fund are incorporated herein by reference to Exhibit (g)(3) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 72.

(8) Appendix A, dated April 8, 2009, to the Custodian Agreement, dated January 1, 2007, between The Bank of New York Mellon (formerly known as Mellon Bank, N.A.) and Fidelity Commonwealth Trust on behalf of Spartan 500 Index Fund is incorporated herein by reference to Exhibit (g)(13) of Fidelity Securities Fund's (File No. 002-93601) Post-Effective Amendment No. 84.

(9) Appendix B, dated April 9, 2009 to the Custodian Agreement, dated January 1, 2007, between The Bank of New York Mellon (formerly known as Mellon Bank, N.A.) and Fidelity Commonwealth Trust on behalf of Spartan 500 Index Fund is incorporated herein by reference to Exhibit (g)(3) of Fidelity Summer Street Trust's (File No. 002-58542) Post-Effective Amendment No. 78.

(10) Custodian Agreement and Appendix C, D, and E, dated January 1, 2007, between The Northern Trust Company and Fidelity Commonwealth Trust on behalf of Fidelity Mid-Cap Stock Fund are incorporated herein by reference to Exhibit (g)(9) of Fidelity Financial Trust's (File No. 002-79910) Post-Effective Amendment No. 45.

(11) Appendix A, dated October 2, 2008 to the Custodian Agreement, dated January 1, 2007, between The Northern Trust Company and Fidelity Commonwealth Trust on behalf of Fidelity Mid-Cap Stock Fund is incorporated herein by reference to Exhibit (g)(7) of Fidelity Summer Street Trust's (File No. 002-58542) Post-Effective Amendment No. 74.

(12) Appendix B, dated April 13, 2009, to the Custodian Agreement, dated January 1, 2007, between The Northern Trust Company and Fidelity Commonwealth Trust on behalf of Fidelity Mid-Cap Stock Fund is incorporated herein by reference to Exhibit (g)(12) of Post-Effective Amendment No. 106.

(13) Custodian Agreement and Appendix C, D, and E, dated January 1, 2007, between State Street Bank and Trust Company and Fidelity Commonwealth Trust on behalf of Fidelity Small Cap Retirement Fund are incorporated herein by reference to Exhibit (g)(4) of Fidelity Advisor Series I's (File No. 002-84776) Post-Effective Amendment No. 72.

(14) Appendix A, dated April 23, 2008, to the Custodian Agreement, dated January 1, 2007, between State Street Bank and Trust Company and Fidelity Commonwealth Trust on behalf of Fidelity Small Cap Retirement Fund is incorporated herein by reference to Exhibit (g)(14) of Fidelity Investment Trust's (File No. 002-90649) Post-Effective Amendment No. 105.

(15) Appendix B, dated April 13, 2009, to the Custodian Agreement, dated January 1, 2007, between State Street Bank and Trust Company and Fidelity Commonwealth Trust on behalf of Fidelity Small Cap Retirement Fund is incorporated herein by reference to Exhibit (g)(15) of Post-Effective Amendment No. 106.

(16) Fidelity Group Repo Custodian Agreement among The Bank of New York, J. P. Morgan Securities, Inc., and the Registrant, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(d) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(17) Schedule 1 to the Fidelity Group Repo Custodian Agreement between The Bank of New York and the Registrant, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(e) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(18) Fidelity Group Repo Custodian Agreement among Chemical Bank, Greenwich Capital Markets, Inc., and the Registrant, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(f) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(19) Schedule 1 to the Fidelity Group Repo Custodian Agreement between Chemical Bank and the Registrant, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(g) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(20) Joint Trading Account Custody Agreement between The Bank of New York and the Registrant, dated May 11, 1995, is incorporated herein by reference to Exhibit 8(h) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(21) First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and the Registrant, dated July 14, 1995, is incorporated herein by reference to Exhibit 8(i) of Fidelity Institutional Cash Portfolios' (currently known as Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(22) Schedule A-1, Part I and Part IV dated December 2008, to the Fidelity Group Repo Custodian Agreements, Schedule 1s to the Fidelity Group Repo Custodian Agreements, Joint Trading Account Custody Agreement, and First Amendment to the Joint Trading Account Custody Agreement, between the respective parties and the Registrant is incorporated herein by reference to Exhibit (g)(10) of Fidelity Trend Fund's (File No. 002-15063) Post-Effective Amendment No. 122.

(23) Agency Services Agreement and Exhibit III, dated September 24, 2003, between JPMorgan Chase Bank and Fidelity Commonwealth Trust on behalf of Fidelity NASDAQ Composite Index Tracking Stock is incorporated herein by reference to Exhibit (g)(38) of Post-Effective Amendment No. 80.

(h) (1) Sub-License Agreement between FMR Corp. and Fidelity NASDAQ Composite Index Fund is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 76.

(2) Sub-License Agreement between FMR Corp. and Fidelity NASDAQ Composite Index Tracking Stock is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 76.

(3) Form of Authorized Participant Agreement is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 80.

(4) Amended and Restated 10 Basis Point Expense Contract, dated October 1, 2005, between Spartan 500 Index Fund: Investor Class and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 91.

(5) 7 Basis Point Expense Contract, dated October 1, 2005, between Spartan 500 Index Fund: Fidelity Advantage Class and Fidelity Management & Research Company, is incorporated herein by reference to (h)(5) of Post-Effective Amendment No. 91.

(i) Not applicable

(j) Not applicable

(k) Not applicable.

(l) Not applicable.

(m) (1) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Large Cap Stock Fund is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 68.

(2) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Small Cap Stock Fund is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 68.

(3) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Mid-Cap Stock Fund is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 68.

(4) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Mid-Cap Stock Fund: Class K is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 102.

(5) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Small Cap Retirement Fund is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 72.

(6) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity NASDAQ Composite Index Fund is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 78.

(7) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity NASDAQ Composite Index Tracking Stock is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 78.

(8) Distribution and Service Plan pursuant to Rule 12b-1 for Spartan 500 Index Fund: Investor Class Shares is incorporated herein by reference to Exhibit (m)(14) of Post-Effective Amendment No. 90.

(9) Distribution and Service Plan pursuant to Rule 12b-1 for Spartan 500 Index Fund: Fidelity Advantage Class Shares is incorporated herein by reference to Exhibit (m)(15) of Post-Effective Amendment No. 90.

(10) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity 100 Index Fund is incorporated herein by reference to Exhibit (m)(16) of Post-Effective Amendment No. 98.

(n) (1) Multiple Class of Shares Plan pursuant to Rule 18f-3 for Fidelity Funds with Retail and/or Advisor Classes, dated March 18, 2009, on behalf of Fidelity Commonwealth Trust on behalf of Fidelity Mid-Cap Stock Fund is incorporated herein by reference to Exhibit (n)(1) of Fidelity Fixed-Income Trust's (File No. 002-41839) Post-Effective Amendment No. 123.

(2) Schedule I, dated March 18, 2009, to the Multiple Class of Shares Plan pursuant to Rule 18f-3 for Fidelity Funds with Retail, Retirement, and/or Advisor Classes, dated March 18, 2009, on behalf of Fidelity Commonwealth Trust on behalf of Fidelity Mid-Cap Stock Fund is incorporated herein by reference to Exhibit (n)(2) of Fidelity Mt. Vernon Street Trust's (File No. 002-79755) Post-Effective Amendment No. 55.

(3) Multiple Class of Shares Plan pursuant to Rule 18f-3 for Spartan Index Funds, dated May 20, 2009, on behalf of Fidelity Commonwealth Trust on behalf of Spartan 500 Index Fund is incorporated herein by reference to Exhibit (n)(1) of Fidelity Concord Street Trust's (File No. 033-15983) Post-Effective Amendment No. 56.

(4) Schedule A, dated May 20, 2009, to the Multiple Class of Shares Plan pursuant to Rule 18f-3 for Spartan Index Funds, dated May 20, 2009, on behalf of Fidelity Commonwealth Trust on behalf of Spartan 500 Index Fund is incorporated herein by reference to Exhibit (n)(2) of Fidelity Concord Street Trust's (File No. 033-15983) Post-Effective Amendment No. 56.

(p) (1) Code of Ethics, dated February 2009, adopted by each fund and Fidelity Management & Research Company, Fidelity Investments Money Management, Inc., FMR Co., Inc., Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, and Fidelity Distributors Corporation pursuant to Rule 17j-1 is incorporated herein by reference to Exhibit (p)(1) of Fidelity Investment Trust's (File No. 002-90649) Amendment No. 112.

(2) Code of Ethics, dated February 2009, adopted by FIL Limited, Fidelity Investments Japan Limited, FIL Investment Advisors, and FIL Investment Advisors (U.K.) Ltd. pursuant to Rule 17j-1 is incorporated herein by reference to Exhibit (p)(2) of Fidelity Investment Trust's (File No. 002-90649) Amendment No. 112.

(3) Code of Ethics, dated November 2008, adopted by Geode Capital Management, LLC and Geode Capital Management LP pursuant to Rule 17j-1 is incorporated herein by reference to Exhibit (p)(3) of Fidelity Fixed-Income Trust's (File No. 002-41839) Post-Effective Amendment No. 117.

Item 24. Trusts Controlled by or under Common Control with this Trust

The Board of Trustees of the Trust is the same as the board of other Fidelity funds, each of which has Fidelity Management & Research Company, or an affiliate, as its investment adviser. In addition, the officers of the Trust are substantially identical to those of the other Fidelity funds. Nonetheless, the Trust takes the position that it is not under common control with other Fidelity funds because the power residing in the respective boards and officers arises as the result of an official position with the respective trusts.

Item 25. Indemnification

Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

(1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC's performance under the Transfer Agency Agreement; or

(2) any claim, demand, action or suit (except to the extent contributed to by FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC's acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Item 26. Business and Other Connections of Investment Advisers

(1) FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)

FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d

Chairman of the Board and Director of Fidelity Management & Research Company (FMR), FMR Co., Inc. (FMRC), Fidelity Research & Analysis Company (FRAC), and Fidelity Investments Money Management, Inc. (FIMM); Chief Executive Officer, Chairman of the Board, and Director of FMR LLC; Chairman and Director of FIL Limited. Trustee of funds advised by FMR. Previously served as President of FMR LLC (2007).

Peter S. Lynch	Vice Chairman and Director of FMR and FMRC and member of the Advisory Board of funds advised by FMR (2003).

Mary Brady

Assistant Secretary of FMR, FMRC, and Fidelity Distributors Corporation (FDC) (2008); Secretary of FMR LLC (2009), Fidelity Management & Research (Japan) Inc. (FMR Japan), Fidelity Management & Research (U.K.) Inc. (FMR U.K.), FRAC, FIMM, and Strategic Advisers, Inc. (2008); Previously served as Assistant Secretary of FRAC, FIMM, Strategic Advisers, Inc. (2008), and FMR LLC (2009).

James C. Curvey	Director of FMR and FMRC (2007); Director and Vice Chairman of FMR LLC (2006); Trustee of funds advised by FMR.

Scott C. Goebel

Senior Vice President, Secretary and General Counsel of FMR and FMRC (2008); Assistant Secretary of FIMM, FMR Japan, FMR U.K., and FRAC (2008); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) (2008).

Boyce I. Greer	Executive Vice President of FMR and FMRC (2005); President and Director of FIMM and Strategic Advisers, Inc. (2008).

Joseph A. Hanlon	Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, FMR H.K., FMR Japan, and Strategic Advisers, Inc. (2009).

Kenneth A. Rathgeber	Chief Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc. (2005), FMR H.K. (2008) and FMR Japan (2008).

John J. Remondi	Director of FMR and FMRC (2007); Director (2006) and Executive Vice President (2008) of FMR LLC; Previously served as Chief Financial Officer (2007) and Chief Administrative Officer (2009) of FMR LLC.

Peter D. Stahl	Assistant Secretary of FMR, FMRC, FMR Japan, FMR U.K., FRAC, FIMM, Strategic Advisers Inc., and FDC (2008).

J. Gregory Wass	Assistant Treasurer of FMR, FMRC, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc., FDC, FMR LLC (2003) and FMR Japan (2008); Vice President, Taxation, of FMR LLC.

JS Wynant

Senior Vice President and Treasurer of FMR, FMRC, FRAC and FIMM (2008); Director and Treasurer of FMR U.K. and FMR Japan (2008); Treasurer of FMR H.K. (2008). Previously served as Vice President of FMR and FMRC (2008).

(2) FMR CO., INC. (FMRC)

FMRC provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d

Chairman of the Board and Director of Fidelity Management & Research Company (FMR), FMR Co., Inc. (FMRC), Fidelity Research & Analysis Company (FRAC), and Fidelity Investments Money Management, Inc. (FIMM); Chief Executive Officer, Chairman of the Board, and Director of FMR LLC; Chairman and Director of FIL Limited. Trustee of funds advised by FMR. Previously served as President of FMR LLC (2007).

Peter S. Lynch	Vice Chairman and Director of FMR and FMRC and member of the Advisory Board of funds advised by FMR (2003).

Mary Brady

Assistant Secretary of FMR, FMRC, and FDC (2008); Secretary of FMR LLC (2009), FMR Japan, FMR U.K., FRAC, FIMM, and Strategic Advisers, Inc. (2008); Previously served as Assistant Secretary of FRAC, FIMM, Strategic Advisers, Inc. (2008), and FMR LLC (2009).

James C. Curvey	Director of FMR and FMRC (2007); Director and Vice Chairman of FMR LLC (2006); Trustee of funds advised by FMR.

Scott C. Goebel	Senior Vice President, Secretary and General Counsel of FMR and FMRC (2008); Assistant Secretary of FIMM, FMR Japan, FMR U.K., and FRAC (2008); Chief Legal Officer of FMR H.K. (2008).

Boyce I. Greer	Executive Vice President of FMR and FMRC (2005); President and Director of FIMM and Strategic Advisers, Inc. (2008).

Joseph A. Hanlon	Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, FMR H.K., FMR Japan, and Strategic Advisers, Inc. (2009).

Kenneth A. Rathgeber	Chief Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc. (2005), FMR H.K. (2008) and FMR Japan (2008).

John J. Remondi	Director of FMR and FMRC (2007); Director (2006) and Executive Vice President (2008) of FMR LLC; Previously served as Chief Financial Officer (2007) and Chief Administrative Officer (2009) of FMR LLC.

Peter D. Stahl	Assistant Secretary of FMR, FMRC, FMR Japan, FMR U.K., FRAC, FIMM, Strategic Advisers Inc., and FDC (2008).

J. Gregory Wass	Assistant Treasurer of FMR, FMRC, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc., FDC and FMR LLC (2003); Vice President, Taxation, of FMR LLC.

JS Wynant

Senior Vice President and Treasurer of FMR, FMRC, FRAC and FIMM (2008); Director and Treasurer of FMR U.K. and FMR Japan (2008); Treasurer of FMR H.K. (2008). Previously served as Vice President of FMR and FMRC (2008).

(3) FIDELITY MANAGEMENT & RESEARCH (HONG KONG) LIMITED (FMR H.K.)

FMR H.K. provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Eric Wetlaufer

President, Chief Executive Officer, Chairman of the Board, and Director of FMR Japan (2008) and FMR U.K. (2007); President, Chief Executive Officer, and Chairman of the Board (2008) and Director (2007) of FMR H.K.; President and Director of FRAC (2006).

Mark X. Burns	Director, Executive Director, and Head of Office of FMR H.K. (2008).

Scott C. Goebel	Senior Vice President, Secretary and General Counsel of FMR and FMRC (2008); Assistant Secretary of FIMM, FMR Japan, FMR U.K., and FRAC (2008); Chief Legal Officer of FMR H.K. (2008).

Markus Eichacker	Managing Director of Research of FMR H.K. (2009).

Joseph A. Hanlon	Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, FMR H.K., FMR Japan, and Strategic Advisers, Inc. (2009).

Kenneth A. Rathgeber	Chief Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc. (2005), FMR H.K. (2008) and FMR Japan (2008).

Matthew C. Torrey	Director and Managing Director of Research of FMR Japan (2008) and FMR U.K. (2007); Director (2007) and Managing Director of Research of FMR H.K. (2008).

JS Wynant

Senior Vice President and Treasurer of FMR, FMRC, FRAC and FIMM (2008); Director and Treasurer of FMR U.K. and FMR Japan (2008); Treasurer of FMR H.K. (2008). Previously served as Vice President of FMR and FMRC (2008).

Sharon Yau Wong	Director of Investment Services-Asia of FMR H.K. (2008).

Tricor Corporate Secretary Limited	Secretary of FMR H.K. (2007).

(4) FIDELITY MANAGEMENT & RESEARCH (JAPAN) INC. (FMR JAPAN)

FMR Japan provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Eric Wetlaufer

President, Chief Executive Officer, Chairman of the Board, and Director of FMR Japan (2008) and FMR U.K. (2007); President, Chief Executive Officer, and Chairman of the Board (2008) and Director (2007) of FMR H.K.; President and Director of FRAC (2006).

Mary Brady

Assistant Secretary of FMR, FMRC, and FDC (2008); Secretary of FMR LLC (2009), FMR Japan, FMR U.K., FRAC, FIMM, and Strategic Advisers, Inc. (2008); Previously served as Assistant Secretary of FRAC, FIMM, Strategic Advisers, Inc. (2008), and FMR LLC (2009).

Scott C. Goebel	Senior Vice President, Secretary and General Counsel of FMR and FMRC (2008); Assistant Secretary of FIMM, FMR Japan, FMR U.K., and FRAC (2008); Chief Legal Officer of FMR H.K. (2008).

Joseph A. Hanlon	Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, FMR H.K., FMR Japan, and Strategic Advisers, Inc. (2009).

Kenneth A. Rathgeber	Chief Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc. (2005), FMR H.K. (2008) and FMR Japan (2008).

Peter D. Stahl	Assistant Secretary of FMR, FMRC, FMR Japan, FMR U.K., FRAC, FIMM, Strategic Advisers Inc., and FDC (2008).

Takeya Suzuki	Managing Director of Research, Japan of FMR Japan (2009).

Matthew C. Torrey	Director and Managing Director of Research of FMR Japan (2008) and FMR U.K. (2007); Managing Director of Research of FMR H.K. (2008).

J. Gregory Wass	Assistant Treasurer of FMR, FMRC, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc., FDC, FMR LLC (2003) and FMR Japan (2008); Vice President, Taxation, of FMR LLC.

JS Wynant

Senior Vice President and Treasurer of FMR, FMRC, FRAC and FIMM (2008); Director and Treasurer of FMR U.K. and FMR Japan (2008); Treasurer of FMR H.K. (2008). Previously served as Vice President of FMR and FMRC (2008).

(5) FIDELITY MANAGEMENT & RESEARCH (U.K.) INC. (FMR U.K.)

FMR U.K. provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Eric Wetlaufer

President, Chief Executive Officer, Chairman of the Board, and Director of FMR Japan (2008) and FMR U.K. (2007); President, Chief Executive Officer, and Chairman of the Board (2008) and Director (2007) of FMR H.K.; President and Director of FRAC (2006).

Mary Brady

Assistant Secretary of FMR, FMRC, and FDC (2008); Secretary of FMR LLC (2009), FMR Japan, FMR U.K., FRAC, FIMM, and Strategic Advisers, Inc. (2008); Previously served as Assistant Secretary of FRAC, FIMM, Strategic Advisers, Inc. (2008), and FMR LLC (2009).

Lawrence J. Brindisi	Director, Executive Director and Executive Vice President of FMR U.K. (2007).

Robert P. Brown	Director and Managing Director of Research of FMR U.K. (2008).

Scott C. Goebel	Senior Vice President, Secretary and General Counsel of FMR and FMRC (2008); Assistant Secretary of FIMM, FMR Japan, FMR U.K., and FRAC (2008); Chief Legal Officer of FMR H.K. (2008).

David Hamlin	Managing Director of Research of FMR U.K. (2008).

Joseph A. Hanlon	Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, FMR H.K., FMR Japan, and Strategic Advisers, Inc. (2009).

Charles S. Morrison	Executive Vice President (2009) and Director (2008) of FMR U.K.; Previously served as and Managing Director of Research of FMR U.K. (2008).

Kenneth A. Rathgeber	Chief Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc. (2005), FMR H.K. (2008) and FMR Japan (2008).

Peter D. Stahl	Assistant Secretary of FMR, FMRC, FMR Japan, FMR U.K., FRAC, FIMM, Strategic Advisers Inc., and FDC (2008).

Matthew C. Torrey	Director and Managing Director of Research of FMR Japan (2008) and FMR U.K. (2007); Managing Director of Research of FMR H.K. (2008).

J. Gregory Wass	Assistant Treasurer of FMR, FMRC, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc., FDC, FMR LLC (2003) and FMR Japan (2008); Vice President, Taxation, of FMR LLC.

JS Wynant

Senior Vice President and Treasurer of FMR, FMRC, FRAC and FIMM (2008); Director and Treasurer of FMR U.K. and FMR Japan (2008); Treasurer of FMR H.K. (2008). Previously served as Vice President of FMR and FMRC (2008).

(6) FIDELITY RESEARCH & ANALYSIS COMPANY (FRAC)

FRAC provides investment advisory services to Fidelity Management & Research Company, Fidelity Management Trust Company, FMR Co., Inc., and Fidelity Investments Money Management, Inc. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d

Chairman of the Board and Director of Fidelity Management & Research Company (FMR), FMR Co., Inc. (FMRC), Fidelity Research & Analysis Company (FRAC), and Fidelity Investments Money Management, Inc. (FIMM); Chief Executive Officer, Chairman of the Board, and Director of FMR LLC; Chairman and Director of FIL Limited. Trustee of funds advised by FMR. Previously served as President of FMR LLC (2007).

Eric Wetlaufer

President, Chief Executive Officer, Chairman of the Board, and Director of FMR Japan (2008) and FMR U.K. (2007); President, Chief Executive Officer, and Chairman of the Board (2008) and Director (2007) of FMR H.K.; President and Director of FRAC (2006).

Mary Brady

Assistant Secretary of FMR, FMRC, and FDC (2008); Secretary of FMR LLC (2009), FMR Japan, FMR U.K., FRAC, FIMM, and Strategic Advisers, Inc. (2008); Previously served as Assistant Secretary of FRAC, FIMM, Strategic Advisers, Inc. (2008), and FMR LLC (2009).

Scott C. Goebel	Senior Vice President, Secretary and General Counsel of FMR and FMRC (2008); Assistant Secretary of FIMM, FMR Japan, FMR U.K., and FRAC (2008); Chief Legal Officer of FMR H.K. (2008).

Joseph A. Hanlon	Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, FMR H.K., FMR Japan, and Strategic Advisers, Inc. (2009).

Kenneth A. Rathgeber	Chief Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc. (2005), FMR H.K. (2008) and FMR Japan (2008).

Peter D. Stahl	Assistant Secretary of FMR, FMRC, FMR Japan, FMR U.K., FRAC, FIMM, Strategic Advisers Inc., and FDC (2008).

J. Gregory Wass	Assistant Treasurer of FMR, FMRC, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc., FDC, FMR LLC (2003) and FMR Japan (2008); Vice President, Taxation, of FMR LLC.

JS Wynant

Senior Vice President and Treasurer of FMR, FMRC, FRAC and FIMM (2008); Director and Treasurer of FMR U.K. and FMR Japan (2008); Treasurer of FMR H.K. (2008). Previously served as Vice President of FMR and FMRC (2008).

(7) FIDELITY INVESTMENTS MONEY MANAGEMENT, INC. (FIMM)

FIMM provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Advisor have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d

Chairman of the Board and Director of Fidelity Management & Research Company (FMR), FMR Co., Inc. (FMRC), Fidelity Research & Analysis Company (FRAC), and Fidelity Investments Money Management, Inc. (FIMM); Chief Executive Officer, Chairman of the Board, and Director of FMR LLC; Chairman and Director of FIL Limited. Trustee of funds advised by FMR. Previously served as President of FMR LLC (2007).

Mary Brady

Assistant Secretary of FMR, FMRC, and FDC (2008); Secretary of FMR LLC (2009), FMR Japan, FMR U.K., FRAC, FIMM, and Strategic Advisers, Inc. (2008); Previously served as Assistant Secretary of FRAC, FIMM, Strategic Advisers, Inc. (2008), and FMR LLC (2009).

Scott C. Goebel	Senior Vice President, Secretary and General Counsel of FMR and FMRC (2008); Assistant Secretary of FIMM, FMR Japan, FMR U.K., and FRAC (2008); Chief Legal Officer of FMR H.K. (2008).

Boyce I. Greer	Executive Vice President of FMR and FMRC (2005); President and Director of FIMM and Strategic Advisers, Inc. (2008).

Joseph A. Hanlon	Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, FMR H.K., FMR Japan, and Strategic Advisers, Inc. (2009).

Kenneth A. Rathgeber	Chief Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc. (2005), FMR H.K. (2008) and FMR Japan (2008).

Peter D. Stahl	Assistant Secretary of FMR, FMRC, FMR Japan, FMR U.K., FRAC, FIMM, Strategic Advisers Inc., and FDC (2008).

J. Gregory Wass	Assistant Treasurer of FMR, FMRC, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc., FDC, FMR LLC (2003) and FMR Japan (2008); Vice President, Taxation, of FMR LLC.

JS Wynant

Senior Vice President and Treasurer of FMR, FMRC, FRAC and FIMM (2008); Director and Treasurer of FMR U.K. and FMR Japan (2008); Treasurer of FMR H.K. (2008). Previously served as Vice President of FMR and FMRC (2008).

(8) FIL INVESTMENT ADVISORS (FIIA)

The directors and officers of FIIA have held, during the past two fiscal years, the following positions of a substantial nature.

David J. Saul	President (2009) and Director of FIIA.

Lori Blackwood	Chief Compliance Officer of FIIA (2008).

Brett Goodin	Director of FIIA.

Frank Mutch	Director of FIIA.

Allan Pelvang	Director and Vice President of FIIA (2006).

Rosalie Powell	Assistant Secretary of FIIA (2009); Previously served as Secretary of FIIA (2009).

Robert Stewart	Director of FIIA (2004).

Sarah Haycock Tafur	Secretary of FIIA (2009).

Natalie Trusler	Assistant Secretary of FIIA (2007).

Andrew Wells	Director of FIIA (2005).

(9) FIL INVESTMENT ADVISORS (U.K.) LTD. (FIIA(U.K.)L)

The directors and officers of FIIA(U.K.)L have held, during the past two fiscal years, the following positions of a substantial nature.

Andrew Morris	Director (2008) and Chief Compliance Officer of FIIA(U.K.)L.

Doug Naismith	Chief Executive Officer, Chairman, and Director of FIIA(U.K.)L (2008).

Nicky Richards	Director of FIIA(U.K.)L (2006).

Andrew Steward	Director of FIIA(U.K.)L (2008). Previously served as Chief Administration Officer of FIIA(U.K.)L (2008).

FIL Administration Ltd.	Secretary of FIIA(U.K.)L.

(10) FIDELITY INVESTMENTS JAPAN LIMITED (FIJ)

The directors and officers of FIJ have held, during the past two fiscal years, the following positions of a substantial nature.

Thomas Balk	Representative Executive Officer and Director of FIJ (2006).

John Ford	Director and Executive Officer of FIJ (2006).

Ben Giffard	Director of FIJ (2008)

Tetsuya Koizumi	Executive Officer of FIJ (2008).

Jonathan O'Brien	Director of FIJ (2006).

Timothy Orchard	Executive Officer of FIJ (2009).

Hideki Sato	Executive Officer of FIJ (2008).

Masaya Shikama	Executive Officer of FIJ (2008).

Ann Stock	Director of FIJ (2008).

Mamiko Wakabayashi	Executive Officer of FIJ (2007).

(11) GEODE CAPITAL MANAGEMENT, LLC (Geode)

The directors and officers of Geode Capital Management, LLC have held, during the past two fiscal years, the following positions of a substantial nature.

Vincent C. Gubitosi	President (Interim) (2009); Previously served as Geode Capital Management LP's Chief Investment Officer of Absolute Return Strategies (2008).

Jeffrey S. Miller	Chief Operating Officer (2006); Previously served as Chief Financial Officer and Treasurer (2007).

Walter P. Donovan	Chief Compliance Officer (2007).

Lisa J. Lampert	Chief Legal Officer (2004) and Secretary (2007); Previously served as Chief Compliance Officer (2007).

Steven Lefkowitz	Chief Financial Officer and Treasurer (2007).

Albert Francke	Director (2003).

Tim Hilton	Director (2005).

Caleb Loring, III	Director (2003).

Michael J. Roberts	Director (2003).

Jay Yost	Director (2006).

Principal business addresses of the investment adviser, sub-advisers and affiliates.

Fidelity Management & Research Company (FMR)
82 Devonshire Street
Boston, MA 02109

FMR Co., Inc. (FMRC)
82 Devonshire Street
Boston, MA 02109

Fidelity Management & Research (Hong Kong) Limited (FMR H.K.)
Floor 66, 99 Queen's Road Central
Hong Kong, Hong Kong, SAR

Fidelity Management & Research (Japan) (FMR Japan)
82 Devonshire Street
Boston, MA 02109

Fidelity Management & Research (U.K.) Inc. (FMR U.K.)
82 Devonshire Street
Boston, MA 02109

Fidelity Research & Analysis Company (FRAC)
82 Devonshire Street
Boston, MA 02109

Fidelity Investments Money Management, Inc. (FIMM)
82 Devonshire Street
Boston, MA 02109

FIL Investment Advisors (FIIA)
Pembroke Hall
42 Crow Lane
Pembroke, Bermuda HM 19

FIL Investment Advisors (U.K.) Ltd. (FIIA(U.K.)L)
25 Cannon Street
London, England EC4M5TA

Fidelity Investments Japan Limited (FIJ)
Shiroyama Trust Tower
4-3-1, Toranomon, Minato-ku,
Tokyo, Japan 105-6019

Strategic Advisers, Inc.
82 Devonshire Street
Boston, MA 02109

FMR LLC
82 Devonshire Street
Boston, MA 02109

Fidelity Distributors Corporation (FDC)
82 Devonshire Street
Boston, MA 02109

Geode Capital Management, LLC (Geode)
One Post Office Square, 28th Floor
Boston, MA 02109

Fidelity Management Trust Company
82 Devonshire Street
Boston, MA 02109

Fidelity Investors Management LLC
82 Devonshire Street
Boston, MA 02109

Item 27. Principal Underwriters

(a) Fidelity Distributors Corporation (FDC) acts as distributor for all funds advised by FMR or an affiliate.

(b)
Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Underwriter	with Fund
Thomas G. Coogan	Director and President (2009)	None
Susan Boudrot	Chief Compliance Officer (2004)	None
Jane Greene	Treasurer and Controller	None
Craig Huntley	Executive Vice President (2006)	None
Rodger A. Lawson	Director	None
William F. Loehning	Executive Vice President (2003)	None
John McGinty	Senior Vice President, Secretary and Chief Legal Officer	None
Mary Brady	Assistant Secretary (2008)	None
Peter D. Stahl	Assistant Secretary (2008)	None
J. Gregory Wass	Assistant Treasurer	None

* 82 Devonshire Street, Boston, MA

(c) Not applicable.

Item 28. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company or Fidelity Investments Institutional Operations Company, Inc., 82 Devonshire Street, Boston, MA 02109, or the funds' respective custodians, JPMorgan Chase Bank, 270 Park Avenue, New York, NY, Brown Brothers Harriman & Co., 40 Water Street, Boston, MA, State Street Bank & Trust Company, 1776 Heritage Drive, Quincy, MA, The Northern Trust Company, 50 South LaSalle Street, Chicago, IL 60675, and Mellon Bank, One Mellon Center, 500 Grant Street, Pittsburgh, PA. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets of Fidelity Large Cap Stock Fund, Fidelity Mid-Cap Stock Fund, Fidelity Small Cap Retirement Fund, Fidelity Small Cap Stock Fund, and Spartan 500 Index Fund and in connection with repurchase agreement transactions. The Bank of New York, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions.

Item 29. Management Services

Not applicable.

Item 30. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 107 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 21st day of August 2009.

Fidelity Commonwealth Trust
	By	/s/Kenneth B. Robins
||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||		Kenneth B. Robins, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/Kenneth B. Robins		President and Treasurer	August 21, 2009
Kenneth B. Robins		(Principal Executive Officer)

/s/Christine Reynolds		Chief Financial Officer	August 21, 2009
Christine Reynolds		(Principal Financial Officer)

/s/Edward C. Johnson 3d	†	Trustee	August 21, 2009
Edward C. Johnson 3d

/s/James C. Curvey	*	Trustee	August 21, 2009
James C. Curvey

/s/Dennis J. Dirks	*	Trustee	August 21, 2009
Dennis J. Dirks

/s/Alan J. Lacy	*	Trustee	August 21, 2009
Alan J. Lacy

/s/Ned C. Lautenbach	*	Trustee	August 21, 2009
Ned C. Lautenbach

/s/Joseph Mauriello	*	Trustee	August 21, 2009
Joseph Mauriello

/s/Cornelia M. Small	*	Trustee	August 21, 2009
Cornelia M. Small

/s/William S. Stavropoulos	*	Trustee	August 21, 2009
William S. Stavropoulos

/s/David M. Thomas	*	Trustee	August 21, 2009
David M. Thomas

/s/Michael E. Wiley	*	Trustee	August 21, 2009
Michael E. Wiley

† Signature affixed by Abigail P. Johnson, pursuant to a power of attorney dated April 1, 2007 and filed herewith.

* By: /s/Joseph R. Fleming
Joseph R. Fleming, pursuant to a power of attorney dated August 1, 2008 and filed herewith.

POWER OF ATTORNEY

I, the undersigned President and Director or Trustee, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust

Fidelity Advisor Series I

Fidelity Advisor Series II

Fidelity Advisor Series IV

Fidelity Advisor Series VII

Fidelity Advisor Series VIII

Fidelity Beacon Street Trust

Fidelity Boylston Street Trust

Fidelity California Municipal Trust

Fidelity California Municipal Trust II

Fidelity Capital Trust

Fidelity Central Investment Portfolios LLC

Fidelity Charles Street Trust

Fidelity Colchester Street Trust

Fidelity Commonwealth Trust

Fidelity Concord Street Trust

Fidelity Congress Street Fund

Fidelity Contrafund

Fidelity Court Street Trust

Fidelity Court Street Trust II

Fidelity Covington Trust

Fidelity Destiny Portfolios

Fidelity Devonshire Trust

Fidelity Exchange Fund

Fidelity Financial Trust

Fidelity Fixed-Income Trust

Fidelity Garrison Street Trust

Fidelity Hanover Street Trust

Fidelity Hastings Street Trust

Fidelity Hereford Street Trust

Fidelity Income Fund

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Massachusetts Municipal Trust

Fidelity Money Market Trust

Fidelity Mt. Vernon Street Trust

Fidelity Municipal Trust

Fidelity Municipal Trust II

Fidelity New York Municipal Trust

Fidelity New York Municipal Trust II

Fidelity Newbury Street Trust

Fidelity Oxford Street Trust

Fidelity Phillips Street Trust

Fidelity Puritan Trust

Fidelity Revere Street Trust

Fidelity School Street Trust

Fidelity Securities Fund

Fidelity Select Portfolios

Fidelity Summer Street Trust

Fidelity Trend Fund

Fidelity Union Street Trust

Fidelity Union Street Trust II

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

Variable Insurance Products Fund IV

Variable Insurance Products Fund V

in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director or Trustee, (collectively, the "Funds"), hereby revoke all previous powers of attorney I have given to sign and otherwise act in my name and behalf in matters involving the Funds and hereby constitute and appoint Abigail P. Johnson my true and lawful attorney-in-fact, with full power of substitution, and with full power to said attorney-in-fact to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, Form N-14, or any successors thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements or any successors thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and on my behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or her substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after April 1, 2007.

WITNESS my hand on the date set forth below.

/s/Edward C. Johnson 3d	April 1, 2007
Edward C. Johnson 3d

POWER OF ATTORNEY

We, the undersigned Directors or Trustees, as the case may be, of the following investment companies:

Fidelity Advisor Series I

Fidelity Advisor Series VII

Fidelity Advisor Series VIII

Fidelity Beacon Street Trust

Fidelity Capital Trust

Fidelity Central Investment Portfolios LLC

Fidelity Commonwealth Trust

Fidelity Concord Street Trust

Fidelity Congress Street Fund

Fidelity Contrafund

Fidelity Covington Trust

Fidelity Destiny Portfolios

Fidelity Devonshire Trust

Fidelity Exchange Fund

Fidelity Financial Trust

Fidelity Hanover Street Trust

Fidelity Hastings Street Trust

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Mt. Vernon Street Trust

Fidelity Puritan Trust

Fidelity Securities Fund

Fidelity Select Portfolios

Fidelity Summer Street Trust

Fidelity Trend Fund

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

Variable Insurance Products Fund IV

in addition to any other investment company for which Fidelity Management & Research Company ("FMR") or an affiliate acts as investment adviser and for which the undersigned individuals serve as Directors or Trustees (collectively, the "Funds"), hereby revoke all previous powers of attorney we have given to sign and otherwise act in our names and behalf in matters involving any investment company for which FMR or an affiliate acts as investment adviser and hereby constitute and appoint Joseph R. Fleming, John V. O'Hanlon, Robert W. Helm and Anthony H. Zacharski each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A, Form N-14, or any successors thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements or any successors thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. We hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 2008.

WITNESS our hands on this first day of August 2008.

/s/James C. Curvey	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	/s/Cornelia M. Small
James C. Curvey		Cornelia M. Small
/s/Dennis J. Dirks		/s/William S. Stavropoulos
Dennis J. Dirks		William S. Stavropoulos
/s/Alan J. Lacy		/s/David M. Thomas
Alan J. Lacy		David M. Thomas
/s/Ned C. Lautenbach		/s/Michael E. Wiley
Ned C. Lautenbach		Michael E. Wiley
/s/Joseph Mauriello
Joseph Mauriello